Retirement Benefits (Tables)	12 Months Ended
Jun. 30, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's other postretirement benefit plans follows:

	2013	2012	2011
Benefit cost
Service cost	$825	$728	$675
Interest cost	2,826	3,482	3,579
Net amortization and deferral	1,279	480	524
Net periodic benefit cost	$4,930	$4,690	$4,778

	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$83,654	$73,139
Service cost	825	728
Interest cost	2,826	3,482
Actuarial (gain) loss	(6,752)	11,447
Benefits paid	(5,009)	(5,142)
Benefit obligation at end of year	$75,544	$83,654
Funded status	$(75,544)	$(83,654)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(6,068)	$(5,041)
Pensions and other postretirement benefits	(69,476)	(78,613)
Net amount recognized	$(75,544)	$(83,654)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$13,115	$21,246
Prior service (credit)	(920)	(1,023)
Net amount recognized	$12,195	$20,223

Schedule of Assumptions Used
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2013	2012	2011
Discount rate	3.62%	5.00%	5.01%
Current medical cost trend rate	8.0%	8.0%	8.0%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2019	2019	2018

Schedule of Allocation of Plan Assets	The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2013	2012
Equity securities	57%	54%
Debt securities	30%	34%
Other	13%	12%
	100%	100%

Schedule of Changes in Fair Value of Plan Assets

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$65,170	$64,208	$962	$—
Equity securities
U.S. based companies	366,692	366,692	—	—
Non-U.S. based companies	223,764	223,764	—	—
Fixed income securities
Corporate bonds	191,266	80,959	110,307	—
Government issued securities	108,212	57,278	50,934	—
Mutual funds
Equity funds	334,370	333,695	675	—
Fixed income funds	57,109	32,926	24,183	—
Common/Collective trusts
Equity funds	826,654	2,743	823,911	—
Fixed income funds	587,023	2,979	584,044	—
Limited Partnerships	302,913	—	302,913	—
Miscellaneous	33,443	772	32,671	—
Total at June 30, 2013	$3,096,616	$1,166,016	$1,930,600	$—

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$92,718	$92,718	$—	$—
Equity securities
U.S. based companies	336,676	336,676	—	—
Non-U.S. based companies	245,460	245,460	—	—
Fixed income securities
Corporate bonds	188,859	58,038	130,821	—
Government issued securities	120,103	64,681	55,422	—
Mutual funds
Equity funds	337,374	336,747	627	—
Fixed income funds	222,147	218,208	3,939	—
Common/Collective trusts
Equity funds	661,622	—	661,622	—
Fixed income funds	392,398	—	392,398	—
Limited Partnerships	126,837	—	126,837	—
Miscellaneous	(24,144)	664	(24,808)	—
Total at June 30, 2012	$2,700,050	$1,353,192	$1,346,858	$—

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures

	2013	2012	2011
Shares held by ESOP	9,686,238	10,216,738	10,308,032
Company contributions to ESOP	$61,067	$58,067	$52,627

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$158	$(135)
Effect on postretirement benefit obligation	2,437	(2,136)

Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's defined benefit pension plans follows:

	2013	2012	2011
Benefit cost
Service cost	$107,519	$84,663	$87,676
Interest cost	174,152	185,550	176,081
Expected return on plan assets	(211,694)	(201,845)	(200,303)
Amortization of prior service cost	14,472	14,016	12,636
Amortization of unrecognized actuarial loss	200,849	105,788	109,436
Amortization of initial net obligation (asset)	22	(60)	(63)
Net periodic benefit cost	$285,320	$188,112	$185,463

	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$4,506,521	$3,569,560
Service cost	107,519	84,663
Interest cost	174,152	185,550
Actuarial (gain) loss	(241,674)	847,628
Benefits paid	(157,838)	(152,417)
Plan amendments	11,236	3,475
Acquisitions	1,283	40,324
Foreign currency translation and other	(18,636)	(72,262)
Benefit obligation at end of year	$4,382,563	$4,506,521

Change in plan assets
Fair value of plan assets at beginning of year	$2,700,050	$2,798,417
Actual gain on plan assets	278,862	4,515
Employer contributions	291,018	68,799
Benefits paid	(157,838)	(152,417)
Acquisitions	285	28,928
Foreign currency translation and other	(15,761)	(48,192)
Fair value of plan assets at end of year	$3,096,616	$2,700,050
Funded status	$(1,285,947)	$(1,806,471)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(20,643)	$(11,448)
Pensions and other postretirement benefits	(1,265,304)	(1,795,023)
Net amount recognized	$(1,285,947)	$(1,806,471)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,537,549	$2,051,178
Prior service cost	54,630	57,756
Transition obligation	166	230
Net amount recognized	$1,592,345	$2,109,164

Benefit Obligations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used
The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2013	2012	2011
U.S. defined benefit plans
Discount rate	3.91%	5.45%	5.30%
Average increase in compensation	5.21%	5.21%	5.21%
Expected return on plan assets	8.0%	8.0%	8.5%
Non-U.S. defined benefit plans
Discount rate	1.75 to 4.7%	2.0 to 5.87%	1.75 to 6.0%
Average increase in compensation	2.0 to 6.0%	2.0 to 5.0%	2.0 to 4.5%
Expected return on plan assets	1.0 to 6.4%	1.0 to 7.5%	1.0 to 8.0%

Benefit Costs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2013	2012
U.S. defined benefit plans
Discount rate	4.52%	3.91%
Average increase in compensation	5.13%	5.21%
Non-U.S. defined benefit plans
Discount rate	1.5 to 4.59%	1.75 to 4.7%
Average increase in compensation	2.0 to 6.0%	2.0 to 6.0%